Document And Entity Information	Mar. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	LEE ENTERPRISES, INCORPORATED
Document, Type	8-K
Document, Period End Date	Mar. 28, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-6227
Entity, Tax Identification Number	42-0823980
Entity, Address, Address Line One	4600 E. 53rd Street
Entity, Address, City or Town	Davenport
Entity, Address, State or Province	IA
Entity, Address, Postal Zip Code	52807
City Area Code	563
Local Phone Number	383-2100
Title of 12(b) Security	Common Stock
Trading Symbol	LEE
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000058361